Other Expense (Tables)	12 Months Ended
Dec. 31, 2015
Other Expense
Components of other expense

	For the year ended December 31,
($ thousands)	2015	2014	2013

Tender premium	(73,376)	—	—
Unamortized debt issuance cost	(4,295)	—	—
Fees	(2,040)	—	—

Capital Securities	(79,711)	—	—

Unamortized debt issuance cost	(34,526)	(17,023)	—
Fees	(3,640)	—	—

Bridge Facility	(38,166)	(17,023)	—

Tender premium	—	(88,628)	—
Unamortized debt issuance cost	—	(3,182)	—
Swap gain	—	10,103	—

Notes due 2016	—	(81,707)	—

Unamortized debt issuance cost - Term loan facility and Revolver B	—	(3,542)	—
Debt modification - Notes due 2018 and 2020	—	(3,931)	—

Total debt related	(117,877)	(106,203)	—

Other	(11,564)	(12,926)	(14,972)

	(129,441)	(119,129)	(14,972)